RELATED PARTY TRANSACTIONS (Schedule of Amount Due from a Related Party) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amount due to related parties		$ 15,389
AM Advertising [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	15,093
AirTV United Media & Culture Co., Ltd. ("AirTV United") [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	$ 296

[1]	The amounts due to AM Advertising mainly represent the concession fee payables for using concessions owned by AM Advertising and unpaid loans incurred before the disposal and related interests due to AM Advertising as of December 31, 2015.
[2]	The amounts due to AirTV United raised from the restructuring before the disposal in Note 1. The amounts represents the intra-company loans to AirTV United as of December 31, 2015.